Trade and other payables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and other payables
27.	Trade and other payables

Million US dollar	31 December 2021	31 December 2020
Indirect taxes payable	194	252
Trade payables	51	98
Deferred consideration on acquisitions	662	1 082
Other payables	100	90

Non-current trade and other payables	1 008	1 522

Trade payables and accrued expenses	17 810	15 898
Payroll and social security payables	1 716	800
Indirect taxes payable	2 457	2 629
Interest payable	1 501	1 625
Consigned packaging	1 050	1 010
Dividends payable	355	427
Deferred income	51	27
Deferred consideration on acquisitions	191	301
Other payables	302	249

Current trade and other payables	25 434	22 965

As at 31 December 2021, deferred consideration on acquisitions is mainly comprised of 0.6 billion US dollar for the put option included in the 2012 shareholders’ agreement between Ambev and ELJ, which may result in Ambev acquiring additional shares in Cervecería Nacional Dominicana S.A. (“CND”) (31 December 2020: 0.7 billion US dollar). The terms of the shareholders’ agreement were amended as described in Note 28
Risk arising from financial instruments
.